Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Numerator for basic and diluted net earnings per share:
Net income (loss)	$ 2,339	$ (1,522)
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net income (loss) per share	34,295,752	33,151,633
Effect of dilutive securities:
Employee share options	589,641
Denominator for diluted net income (loss) per share	34,885,393	33,151,633
Basic and diluted net income (loss) per share	$ 0.07	$ (0.05)